Capital and Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2026
Capital and Financial Risk Management [Abstract]
Schedule of Total Revenue

The following table sets forth a summary of single customers whom represent 10% or more of the Group’s total revenue:

	For the years ended March 31
	2024	2025	2026	2024	2025	2026
	Revenues			Percentage of revenues
	USD’000	USD’000	USD’000%		%	%
Customer A	25,199	33,858	23,418	45.0	53.1	47.8
Customer B	13,453	16,711	9,066	24.0	26.2	18.5
Customer C	7,352	N/A*	N/A*	13.2	N/A*	N/A*
Others	9,970	13,164	16,504	17.8	20.7	33.7
Total	55,964	63,733	48,988	100.00	100.00	100.00

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year

Schedule of Current Credit Risk Grading Framework

The Company’s current credit risk grading framework comprises the following categories.

Category	Description	Basis of recognizing ECL
Low risk	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.	Lifetime ECL – not credit-impaired
In default	There is evidence indicating the asset is credit-impaired.	Lifetime ECL – credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery.	Amount is written off

Schedule of Financial Assets as well as Maximum Exposure to Credit Risk by credit Risk Rating Grades

The table below details the credit quality of the Company’s financial assets as well as maximum exposure to credit risk by credit risk rating grades:

Financial assets at amortized cost	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
		USD’000	USD’000	USD’000
As of March 31, 2025
Trade receivables	Lifetime ECL	7,833	(283)	7,550
Other receivables	12-month ECL	26	—	26
Amounts due from related parties	12-month ECL	235	—	235
		8,094	(283)	7,811

Financial assets at amortized cost	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
		USD’000	USD’000	USD’000
As of March 31, 2026
Trade receivables	Lifetime ECL	6,296	(56)	6,240
Other receivables	12-month ECL	215	—	215
Amounts due from related parties	12-month ECL	1,341	—	1,341
		7,852	(56)	7,796

Schedule of Contractual Maturity for its Non-derivative Financial Liabilities

The following table details the Company’s contractual maturity for its non-derivative financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay.

	On demand or within 1 year	Over 1 year	Total undiscounted cash flow	Total carrying amount
	USD’000	USD’000	USD’000	USD’000
As of March 31, 2025
Trade and other payables	5,393	—	5,393	5,393
Amount due to directors	3	—	3	3
Amount due to shareholders	52	—	52	52
Amount due to related parties	125	—	125	125
Lease liabilities	473	1,419	1,892	1,681

	On demand or within 1 year	Over 1 year	Total undiscounted cash flow	Total carrying amount
	USD’000	USD’000	USD’000	USD’000
As of March 31, 2026
Trade and other payables	7,667	—	7,667	7,667
Amount due to directors	3	—	3	3
Lease liabilities	564	1,116	1,680	1,542

Schedule of Currency Exposure of Financial Assets and Financial Liabilities

The currency exposure of financial assets and financial liabilities denominated in currencies other than the Company’s functional and reporting currencies are as follows:

	As of March 31, 2025	As of March 31, 2026
	USD’000	USD’000
Euro	98	296
Hong Kong Dollar	82	1
Singapore Dollar	18	36
	As of March 31, 2025	As of March 31, 2026
	USD’000	USD’000
Euro	5	9.8
Hong Kong Dollar	4	*
Singapore Dollar	1	1.8

*	denotes figure less than USD1,000